New or Revised Accounting Standards and Interpretations	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
New or Revised Accounting Standards and Interpretations
30.
New or revised accounting standards and interpretations

Below are the mandatory standards, amendments and interpretations to existing standards that have been published, and are relevant for the Group’s accounting periods beginning on or after 1 January 2023 and which the Group has not early adopted.

Amendments to IAS 1 Presentation of Financial Statements:

Classification of Liabilities as Current or Non-current (effective for annual periods beginning on or after 1 January 2023)

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability.

The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.

The Group does not expect any significant impact arising from applying these amendments.